Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Revenues	$ 265,637	$ 265,740	$ 265,251
Revenues—affiliate	4,391	2,958	2,940
Total revenues	270,028	268,698	268,191
Operating costs and expenses
Operating and maintenance expense	30,940	62,819	59,300
Operating and maintenance expense—affiliate	29,379	21,115	29,304
Depreciation and amortization expense	65,704	58,601	57,486
Development expense	2,850	9,319	11,322
Development expense—affiliate	722	1,153	1,402
General and administrative expense	15,079	13,807	11,570
General and administrative expense—affiliate	122,312	101,369	129,836
Total operating costs and expenses	266,986	268,183	300,220
Income (loss) from operations	3,042	515	(32,029)
Other income (expense)
Interest expense, net of amounts capitalized	(184,600)	(177,032)	(178,400)
Loss on early extinguishment of debt	(96,273)	(114,335)	(131,576)
Derivative gain (loss), net	(41,722)	(119,401)	82,791
Other income	662	217	1,097
Total other expense	(321,933)	(410,551)	(226,088)
Net loss	(318,891)	(410,036)	(258,117)
Net loss attributable to the Creole Trail Pipeline Business	0	0	(18,150)
Net loss attributable to partners	$ (318,891)	$ (410,036)	$ (239,967)
Basic and diluted net income (loss) per common unit	$ (0.43)	$ (0.89)	$ (0.03)
Weighted average number of common units outstanding used for basic and diluted net income (loss) per common unit calculation	57,081	57,079	54,235